Reverse Capitalization and Business Combination - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 13, 2022	Jun. 30, 2023
Reverse Capitalization and Business Combination
Proceeds from merger net of redemptions	$ 68.2
Merger Agreement
Reverse Capitalization and Business Combination
Shares issued price per share	$ 10.00
Share exchange ratio	1.4716625
Adjustment to additional paid in capital transaction costs incurred		$ 16.7
Merger Agreement | Private Investment In Public Equity Subscription Agreement
Reverse Capitalization and Business Combination
Proceeds from private placement	$ 15.0
Merger Agreement | DCRN
Reverse Capitalization and Business Combination
Proceeds from restricted investments	$ 53.2
Stock issued (shares)	15,380,694
Payment to redeem common stock	$ 349.3
Merger Agreement | Legacy Tritium
Reverse Capitalization and Business Combination
Stock issued (shares)	120,000,000